                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002
                                                 ------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Capital Management, LLC*
         --------------------------------------------
Address: 111 Huntington Avenue
         --------------------------------------------
         Boston, MA 02199
         --------------------------------------------

Form 13F File Number:   28-06625
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Roy Edgar Brakeman, III
                  --------------------------
Title:            Managing Member
                  --------------------------
Phone:            (617) 516-2000
                  --------------------------

Signature, Place, and Date of Signing:

 /s/ Roy Edgar Brakeman, III           Boston, MA              11/14/02
-------------------------------    ------------------         ----------
* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2
                                            ------------------
Form 13F Information Table Entry Total:              96
                                            ------------------
Form 13F Information Table Value Total:     $ 2,360,540
                                            ------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.          Form 13F File Number        Name

  1           28-06946                    Brookside Capital Partners Fund, L.P.
 ---          --------------------        ------------------------------------
  2           28-06924                    Brookside Capital Investors, L.P.
 ---          --------------------        ------------------------------------

                     BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                   Form 13F Information Table as of 09/30/02

                                                                                                                        Voting
                                                                                           Value      Inv.   Other     Authority
Name of Issuer                  Title of Class    Cusip     PRN amount               1000 (x$1000)    Disc.  Mgrs.  Sole Shares None
--------------                  --------------    --------  ----------               ---- --------    ----   -----  ---- ------ ----
ABERCROMBIE AND FITCH CO             CL A         002896207 2,488,300   48,944,861.00      48,945     Sole            X
ACE LTD                               ORD         G0070K103 1,650,000   48,856,500.00      48,857     Sole            X
ADVANCED NEUROMODULATION SYS          COM         00757T101  725,500    24,144,640.00      24,145     Sole            X
AFC ENTERPRISES                       COM         00104Q107  344,300     6,951,417.00      6,951      Sole            X
ALLIANCE CAP MGMT HLDG L P      UNIT LTD PARTN    01855A101  700,000    19,411,000.00      19,411     Sole            X
ALLTEL CORP                           COM         020039103  491,500    19,723,895.00      19,724     Sole            X
AMAZON.COM 4.75% 02/01/09    NOTE 4.750% 02/01/09 023135AF3 27,557,000  17,957,763.76      17,958     Sole            X
AMDOCS LTD                            ORD         G02602103 5,894,850   37,727,040.00      37,727     Sole            X
AMN HEALTHCARE SERVICES               COM         001744101  207,400     3,836,900.00      3,837      Sole            X
ANDRX GROUP                           COM         034553107  198,500     4,396,775.00      4,397      Sole            X
ARTHROCARE CORP                       COM         043136100  145,000     1,757,400.00      1,757      Sole            X
AUTOMATIC DATA PROCESSING             COM         053015103  628,000    21,835,560.00      21,836     Sole            X
AXONYX INC                            COM         05461R101  10,100          5,555.00        6        Sole            X
BALLYS TOTAL FITNESS HLDG CORP        COM         05873K108  920,700     9,124,137.00      9,124      Sole            X
BAXTER INTERNATIONAL INC              COM         071813109  130,000     3,971,500.00      3,972      Sole            X
BEA SYSTEMS INC                       COM         073325102 2,112,800   10,944,304.00      10,944     Sole            X
BEST BUY COMPANY INC                  COM         086516101 2,617,600   58,398,656.00      58,399     Sole            X
BEVERLY ENTERPRISES INC               COM         087851309  390,000       943,800.00       944       Sole            X
BOSTON SCIENTIFIC CORP                COM         101137107  300,000     9,468,000.00      9,468      Sole            X
CITIGROUP INC                         COM         172967101 6,000,000  177,900,000.00     177,900     Sole            X
CLEAR CHANNEL COMMUNICATIONS          COM         184502102 4,511,600  156,778,100.00     156,778     Sole            X
COMPUTER ASSOCIATES
  INTERNATIONAL INC                   COM         204912109 1,430,300   13,730,880.00      13,731     Sole            X
COX COMMUNICATIONS INC NEW           CL A         224044107  900,900    22,153,131.00      22,153     Sole            X
CROSS CTRY INC                        COM         22748P105  502,800     7,039,200.00      7,039      Sole            X
CYBERONICS                            COM         23251P102 1,611,700   27,737,357.00      27,737     Sole            X
CYTYC CORP                            COM         232946103  631,000     6,764,320.00      6,764      Sole            X
DOLLAR GEN CORP                       COM         256669102 3,352,900   44,995,918.00      44,996     Sole            X
DURECT CORP                           COM         266605104  145,000       359,600.00       360       Sole            X
EATON CORP                            COM         278058102  337,000    21,480,380.00      21,480     Sole            X
ECHOSTAR COMMUNICATIONS NEW          CL A         278762109 1,409,100   24,377,430.00      24,377     Sole            X
ELECTRONIC DATA SYS NEW               COM         285661104  806,200    11,270,676.00      11,271     Sole            X
ELOYALTY CORP                       COM NEW       290151307  369,145     1,476,580.00      1,477      Sole            X
EMERSON ELEC CO                       COM         291011104  522,100    22,941,074.00      22,941     Sole            X
EXPRESS SCRIPTS INC                   COM         302182100  200,161    10,912,777.72      10,913     Sole            X
EXTREME NETWORKS INC                  COM         30226D106 5,223,300   21,990,093.00      21,990     Sole            X
FAIRCHILD SEMICONDUCTOR INTL         CL A         303726103 2,306,300   21,840,661.00      21,841     Sole            X
FEDERAL NATL MTG ASSN                 COM         313586109 2,700,000  160,758,000.00     160,758     Sole            X
FINISH LINE INC                      CL A         317923100  212,700     1,918,554.00      1,919      Sole            X
FLEXTRONICS INTERNATIONAL LTD         COM         Y2573F102 6,351,380   44,281,821.36      44,282     Sole            X
FOOT LOCKER INC                       COM         344849104  827,900     8,270,721.00      8,271      Sole            X
FEDERAL HOME LN MTG CORP              COM         313400301  500,000    27,950,000.00      27,950     Sole            X
FRONTLINE LIMITED                     ORD         G3682E127 2,665,905   10,268,585.71      10,269     Sole            X
GENZYME CORP                          COM         372917104  268,100     5,525,541.00      5,526      Sole            X
GREY GLOBAL GROUP INC                 COM         39787M108  75,648     44,632,320.00      44,632     Sole            X
HEALTHSOUTH CORP                      COM         421924101 1,000,000    4,150,000.00      4,150      Sole            X
HEWLETT-PACKARD CO                    COM         428236103 3,690,920   43,073,036.40      43,073     Sole            X
HEXCEL CORP NEW                   NOTE 7% 8/1     428291AA6 4,000,000    3,280,000.00      3,280      Sole            X
IMPAX LABORATORIES INC                COM         45256B101 1,250,000    6,075,000.00      6,075      Sole            X
INTERMUNE PHARMACEUTICALS INC         COM         45884X103  617,800    20,276,196.00      20,276     Sole            X
INTERNATIONAL GAME TECHNOLOGY         COM         459902102  770,800    53,293,112.00      53,293     Sole            X
INTERNET SEC SYS INC                  COM         46060X107 1,993,700   24,562,384.00      24,562     Sole            X
LA JOLLA PHARMACEUTICAL CO            COM         503459109  700,000     2,982,000.00      2,982      Sole            X
LABORATORY CORP AMER HLDGS            COM         50540R409  336,800    11,377,104.00      11,377     Sole            X
LEXMARK INTL NEW                     CL A         529771107 1,838,500   86,409,500.00      86,410     Sole            X
MANOR CARE INC NEW                    COM         564055101 1,465,000   32,933,200.00      32,933     Sole            X
MBIA INC                              COM         55262C100  650,000    25,967,500.00      25,968     Sole            X
MCDATA CORP                          CL B         580031102 1,041,346    5,716,989.54      5,717      Sole            X
MCDATA CORP                          CL A         580031201 6,957,808   37,780,897.44      37,781     Sole            X
MECATOR SOFTWARE INC                  COM         587587106 1,286,589    1,672,565.70      1,673      Sole            X
MEDIMMUNE INC                         COM         584699102 2,262,500   47,331,500.00      47,332     Sole            X
MEDTRONIC INC                         COM         585055106 1,000,000   42,120,000.00      42,120     Sole            X
MERCURY INTERACTIVE CORP              COM         589405109 3,699,548   63,484,243.68      63,484     Sole            X
MERRILL LYNCH & CO                    COM         590188108 1,650,000   54,367,500.00      54,368     Sole            X
MORGAN STANLEY                        COM         617446448  200,000     6,776,000.00      6,776      Sole            X
NETWORKS ASSOCS INC                   COM         640938106 3,040,565   32,321,205.95      32,321     Sole            X
NOVEN PHARMACEUTICALS INC             COM         670009109  480,000     5,875,200.00      5,875      Sole            X
ORACLE CORP                           COM         68389X105 2,440,300   19,180,758.00      19,181     Sole            X
OSI PHARMACEUTICALS INC               COM         671040103  126,500     2,146,705.00      2,147      Sole            X
PACCAR INC                            COM         693718108  770,676    26,041,142.04      26,041     Sole            X
PAYCHEX INC                           COM         704326107  285,700     6,933,939.00      6,934      Sole            X
PFIZER INC                            COM         717081103 2,658,000   77,135,160.00      77,135     Sole            X
PHARMACIA CORP                        COM         71713U102  722,400    28,086,912.00      28,087     Sole            X
PRUDENTIAL FINL INC                   COM         744320102 2,000,000   57,120,000.00      57,120     Sole            X
REEBOK INTL LTD                       COM         758110100 1,891,300   47,377,065.00      47,377     Sole            X
RETEK INC                             COM         76128Q109 1,000,000    3,600,000.00      3,600      Sole            X
SALIX PHARMACEUTICALS LTD             COM         795435106  492,900     4,160,076.00      4,160      Sole            X
SEALED AIR CORP                       COM         81211K100  655,000    11,062,950.00      11,063     Sole            X
SERONO SA                             ADR         81752M101  450,000     5,431,500.00      5,432      Sole            X
SILICON LABORATORIES INC              COM         826919102  176,100     3,227,913.00      3,228      Sole            X
SONICWALL INC                         COM         835470105 1,598,355    4,395,476.25      4,395      Sole            X
STEEL DYNAMICS INC                    COM         858119100 1,206,500   15,793,085.00      15,793     Sole            X
SUPPORTSOFT INC                       COM         868587106  326,500       669,325.00       669       Sole            X
SYNOPSYS INC                          COM         871607107  780,200    29,764,630.00      29,765     Sole            X
TECHNOLOGY SOLUTIONS CO               COM         87872T108 2,707,200    2,301,120.00      2,301      Sole            X
TEKELEC                               COM         879101103  738,800     6,375,844.00      6,376      Sole            X
TEKELEC                       NOTE 3.25% 11/2/04  879101AC7 20,000,000  17,528,400.00      17,528     Sole            X
TELIK INC                             COM         87959M109  353,000     4,370,140.00      4,370      Sole            X
US BANCORP DEL                        COM         902973304 3,500,000   65,030,000.00      65,030     Sole            X
USA INTERACTIVE                       COM         902984103  200,000     3,876,000.00      3,876      Sole            X
VIACOM INC                           CL B         925524308 1,020,000   41,361,000.00      41,361     Sole            X
WATSON PHARMACEUTICALS INC            COM         942683103  293,000     7,181,430.00      7,181      Sole            X
WOMEN FIRST HEALTHCARE INC            COM         978150100  750,000     3,510,000.00      3,510      Sole            X
WYETH                                 COM         983024100 1,000,000   31,800,000.00      31,800     Sole            X